ACCOUNTS RECEIVABLE, NET (Schedule of Accounts Receivable, Net) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS RECEIVABLE, NET [Abstract]
Billed receivable	$ 44,528	$ 64,031
Unbilled receivable	52,857	50,719
Accounts receivable, gross	97,385	114,750
Less: Allowance for doubtful accounts	(12,392)	(7,221)	(4,609)	(3,288)
Accounts receivable, net	$ 84,993	$ 107,529